RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Note 6. RELATED PARTY TRANSACTIONS

Amounts outstanding under a loan and credit line from a bank (Note 8) are personally guaranteed by officers of the Company.

In February 2010 the Company entered into a Stock Purchase Agreement with a founder and member of our Board of Directors. Under the terms of the agreement, the Company repurchased 5,000,000 shares of our common stock owned by him for $45,000, of which $10,000 was paid on the date of the agreement and the balance was paid in 10 equal monthly installments of $3,500 through December 2010. The balance at June 30, 2012 and 2011 was $0. The shares which were repurchased included his original holdings in our Company together with 833,334 shares issued to him in August 2008 as compensation for services as a member of our Board of Directors. The 5,000,000 shares have been cancelled and returned to the status of authorized but unissued shares of our common stock.